Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' equity
Schedule of Stock by Class

	As at December 31, 2025		As at December 31, 2024
Share Capital	Ordinary shares	F shares	Ordinary shares	F shares
Par value per share	USD 0.01	USD 0.05	USD 0.01	USD 0.05
Share capital (in USD)	1,915,251	74,990	1,000,395	74,985

Total number of authorized shares	500,000,000	10,000,000	200,000,000	10,000,000
Total number of fully paid-in issued shares	191,525,129	1,499,800	100,039,519	1,499,700
Total number of fully paid-in outstanding shares	191,525,129	1,499,800	100,039,519	1,499,700
Total share capital (in USD)	1,990,241		1,075,380